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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06346
Invesco Quality Municipal Investment Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)          (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Investment Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	MS-CE-QMINV-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—152.44%

Alabama—1.29%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$550	$575,300

Birmingham (City of) Water Works Board; Series 2011, RB (INS-AGM) (a)	5.00%	01/01/36	1,800	1,883,538

				2,458,838

Alaska—0.60%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	1,080	1,143,428

Arizona—1.65%

Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB	5.00%	07/01/36	930	984,042

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	985	1,055,901

Maricopa Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	400	437,620

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	664,112

				3,141,675

California—22.04%

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	985	232,962

Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	1,590	337,302

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB	5.00%	04/01/31	1,000	1,050,760

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	680	347,704

Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	1,310	477,705

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	555	552,358

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	3,000	2,994,030

California (State of); Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/24	1,000	1,052,620

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,050,340

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	340	123,910

Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/41	430	61,645

Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/42	5,265	698,665

Series 2009 E, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/43	770	95,080

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	1,275	1,359,979

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	1,775	541,783

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,374,030

Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	1,000	996,070

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,700	1,717,416

Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	585	561,038

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	1,325	1,396,404

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(e)	5.00%	07/01/25	1,920	2,079,859

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	2,000	2,172,480

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/34	$975	$231,972

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(d)	0.00%	08/01/29	1,090	375,636

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	790	297,040

Oakland (Port of);
Series 2002 L, RB (b)(f)(g)	5.00%	11/01/21	110	114,595

Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/21	890	899,381

Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, RB (INS-NATL) (a)	5.00%	06/01/29	4,000	4,086,920

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/27	1,965	807,713

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	2,455	749,340

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	2,700	2,862,324

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	540	565,375

San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Second Series 2011 F, Ref. RB (f)	5.00%	05/01/25	265	276,416

Second Series 2011 F, Ref. RB (f)	5.00%	05/01/26	530	548,290

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	1,155	1,211,595

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax GO Bonds (INS-AGM) (a)(d)	0.00%	09/01/30	3,300	1,094,016

Southern California Public Power Authority (Southern Transmission); Series 2000 A, VRD Ref. Sub. RB (INS-AGM) (a)(h)	0.09%	07/01/23	2,300	2,300,000

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	697,450

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (d)	0.00%	04/01/14	850	801,975

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/32	6,300	1,694,574

				41,888,752

Colorado—1.33%

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. Improvement RB (INS-SGI) (a)	5.25%	08/15/34	1,585	1,552,951

Colorado (State of) Housing & Finance Authority (Single Family Program); Series 2000 D-2, RB (f)	6.90%	04/01/29	100	105,726

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	864,799

				2,523,476

Connecticut—0.84%

Connecticut (State of) Health & Educational Facilities Authority; Series 2011 A, RB	5.00%	07/01/41	1,600	1,601,744

District of Columbia—4.95%

District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/27	575	626,462

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	265	286,876

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,960,000

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/26	380	411,171

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/27	380	408,660

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/28	760	812,790

Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	1,500	1,705,950

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. RB (INS-AGM) (a)(f)	5.00%	10/01/20	3,000	3,205,470

				9,417,379

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—14.80%

Florida (State of) Board of Education; Series 2002 D, Public Education Capital Outlay Ref. Bonds	5.38%	06/01/18	$6,890	$7,051,639

Highlands (County of) Health Facilities Authority (Adventist Health); Series 2005 C, RB (c)	5.00%	11/15/31	3,000	3,032,640

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,105,310

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	860,840

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	1,300	1,356,069

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	320	334,816

Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(d)	0.00%	10/01/30	1,000	865,530

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	895,935

Series 2011, Ref. RB	5.00%	10/01/31	885	938,224

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (e)	5.00%	08/15/42	8,000	8,028,960

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.38%	01/01/40	1,000	780,430

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	1,545	1,618,882

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,256,910

				28,126,185

Georgia—7.10%

Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	2,000	2,042,020

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (b)(c)	2.50%	03/01/13	590	598,997

Georgia (State of) Road & Tollway Authority (Governor’s Transportation Choices); Series 2001, RB (b)(g)	5.38%	03/01/12	5,000	5,065,650

Georgia (State of) Road & Tollway Authority; Series 2003, RB (b)(g)	5.00%	10/01/13	2,000	2,168,320

Municipal Electric Authority of Georgia; Series 2002 A, Balance Combustion RB (INS-NATL) (a)	5.25%	11/01/21	2,000	2,068,300

Municipal Electric Authority of Georgia; Series 2002 A, Combustion Turbine Project RB (INS-NATL) (a)	5.25%	11/01/22	1,500	1,548,465

				13,491,752

Hawaii—0.82%

Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	437,400

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,100	1,123,441

				1,560,841

Idaho—0.67%

Madison (County of) Hospital; Series 2006, COP	5.25%	09/01/37	1,000	817,350

Regents of the University of Idaho; Series 2011, Ref. General RB (b)(c)	5.25%	04/01/21	400	462,564

				1,279,914

Illinois—12.17%

Chicago (City of) (Chicago O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(f)	5.75%	01/01/23	2,000	2,097,720

Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	1,530	1,532,983

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	$1,035	$1,103,734

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	1,300	1,353,911

Chicago (City of);
Series 2007 A, Ref. & Project Unlimited Tax GO Bonds (INS-AGM) (a)(e)(i)	5.00%	01/01/37	4,470	4,460,300

Series 2007 F, Ref. VRD Unlimited Tax GO Bonds (h)	0.30%	01/01/42	3,450	3,450,000

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	710	781,177

Illinois (State of) Finance Authority (Little Co. of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	740,071

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	935	1,034,849

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	1,000	1,036,510

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	930	971,320

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	400	440,656

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,335	1,360,659

Series 2010 A, Ref. RB	6.00%	08/15/38	695	705,488

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	800	823,312

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,150	1,228,499

				23,121,189

Indiana—1.09%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	660	663,280

Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	800	846,240

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)(c)	6.25%	06/02/14	510	564,269

				2,073,789

Iowa—2.59%

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	2,200	2,306,282

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(i)	5.00%	06/01/25	1,320	1,497,421

Series 2009 A, Special Obligation RB (e)(i)	5.00%	06/01/26	990	1,111,889

				4,915,592

Kansas—0.26%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	455	497,069

Kentucky—0.54%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB	6.38%	06/01/40	425	445,723

Series 2010 A, RB	6.50%	03/01/45	550	580,652

				1,026,375

Louisiana—0.36%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	688,337

Maryland—2.34%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	685	644,421

Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,128,040

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	670	672,633

				4,445,094

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—6.22%

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	$625	$635,231

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	4,715	5,303,385

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	1,530	1,719,276

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	345,956

Massachusetts (State of) Development Finance Agency (Tufts University); Series 1995 G, VRD RB (b)(h)	0.11%	02/15/26	2,300	2,300,000

Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Sales Tax RB	5.00%	10/15/35	1,425	1,524,038

				11,827,886

Michigan—0.50%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	947,223

Missouri—0.91%

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	455	463,668

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	525	569,273

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	750	704,595

				1,737,536

Montana—0.55%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,041,140

Nebraska—0.72%

Omaha (City of) Public Power District; Series 2011 B, RB	5.00%	02/01/36	1,275	1,361,394

Nevada—4.12%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	510,930

Clark (County of); Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(f)	5.50%	07/01/22	2,000	2,070,200

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	400	447,416

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement RB (INS-NATL) (a)(b)(g)	5.25%	12/01/12	2,925	3,070,928

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	06/01/26	1,600	1,723,552

				7,823,026

New Jersey—6.64%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	530	545,057

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(d)	0.00%	12/15/26	4,135	1,870,219

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/30	1,750	1,796,900

New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,406,477

				12,618,653

New Mexico—0.91%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	713,104

New Mexico (State of) Finance Authority (Public Project Revolving Fund); Series 2008 A, Sr. Lien RB	5.00%	06/01/27	920	1,008,890

				1,721,994

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—13.93%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	$460	$479,117

Series 2009, PILOT RB	6.38%	07/15/43	190	197,144

Long Island Power Authority; Series 2004 A, Electrical System RB (INS-AMBAC) (a)	5.00%	09/01/34	1,500	1,517,760

Metropolitan Transportation Authority; Series 2002 B, RB (INS-NATL) (a)	5.50%	07/01/20	3,000	3,074,460

New York (City of) Municipal Water Finance Authority; Series 2002 A, Water & Sewer System RB	5.38%	06/15/18	3,000	3,079,290

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (e)	5.00%	05/01/28	1,270	1,400,302

Series 2009 A, Future Tax Sec. RB (e)	5.00%	05/01/29	1,015	1,112,450

Series 2009 A, Future Tax Sec. RB (e)	5.00%	05/01/30	1,015	1,102,777

New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (e)	5.00%	04/01/28	3,700	4,018,274

New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/27	1,840	2,039,640

Subseries 2008 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/28	1,840	2,028,048

New York (State of) Dormitory Authority (Mental Health Services Facilities); Series 2007 A, State Supported Debt Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,500	1,586,070

New York (State of) Dormitory Authority; Series 2011 A, General Purpose State Personal Income Tax RB	5.00%	03/15/30	1,560	1,710,821

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities RB (c)(f)(j)	13.31%	07/01/26	1,700	1,706,392

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	1,290	1,417,349

				26,469,894

North Carolina—2.73%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power Systems RB	5.00%	01/01/26	1,525	1,625,513

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	962,104

North Carolina (State of) Turnpike Authority (Monroe Connector System); Series 2011, State Appropriation RB	5.00%	07/01/41	1,230	1,310,454

University of North Carolina at Chapel Hill; Series 2003, General RB	5.00%	12/01/24	1,200	1,286,388

				5,184,459

Ohio—3.26%

American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(e)	5.25%	02/15/33	3,000	3,142,830

Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	900	910,899

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	525	562,060

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,290	1,287,252

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	255	285,710

				6,188,751

Oregon—0.35%

Warm Springs Reservation Confederated Tribes (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (k)	6.38%	11/01/33	660	665,174

Pennsylvania—3.24%

Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	5,000	5,095,500

Subseries 2010 B-2, Conv. CAB RB (d)	0.00%	12/01/28	750	645,915

Subseries 2010 B-2, Conv. CAB RB (d)	0.00%	12/01/34	500	419,055

				6,160,470

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—2.30%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	$1,000	$1,043,830

Series 2010 XX, Power RB	5.25%	07/01/40	750	752,790

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	450	464,063

First Subseries 2010 A, RB	5.50%	08/01/42	750	782,760

First Subseries 2010 C, RB	5.25%	08/01/41	1,300	1,327,586

				4,371,029

South Carolina—5.36%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB	5.25%	12/01/29	3,000	3,165,240

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	205	209,610

South Carolina (State of) Public Service Authority;
Series 2002 A, Ref. RB (INS-AGM) (a)	5.13%	01/01/20	1,500	1,551,105

Series 2002 A, Ref. RB (INS-AGM) (a)	5.13%	01/01/21	1,000	1,033,650

Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	4,000	4,224,080

				10,183,685

Texas—16.68%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	2,000	2,091,440

Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,000	1,001,180

Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	603,948

Dallas-Forth Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (a)(e)(f)	5.38%	11/01/22	5,000	5,158,150

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	555	613,153

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,485	1,757,705

Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	375,501

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(d)	0.00%	09/01/25	2,300	1,114,511

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	3,180	3,448,647

Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	4,500	4,880,160

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/36	1,065	1,120,881

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/23	420	468,266

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	550	566,231

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/28	5,100	2,139,042

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/31	1,025	350,314

Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	425	370,043

Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,004,605

Series 2009 A, Financing System RB	5.00%	05/15/26	835	933,129

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	520	557,019

University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(e)	5.00%	02/15/33	3,000	3,142,290

				31,696,215

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—1.38%

Salt Lake (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (c)(g)(j)	13.02%	05/15/20	$2,600	$2,627,508

Virgin Islands—0.35%

Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	650	662,747

Virginia—0.88%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,676,203

Washington—5.38%

Lewis County Public Utility District No 1; Series 2003, Cowlitz Falls Hydroelectric Ref. RB (INS-NATL) (a)	5.00%	10/01/22	1,000	1,066,990

Seattle (Port of); Series 1999, Sub. Lien RB (INS-NATL) (a)	5.25%	09/01/22	3,000	3,078,570

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB	5.00%	02/01/41	795	793,124

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	2,315	2,592,129

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	2,435	2,700,293

				10,231,106

Wisconsin—0.59%

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,124,910

TOTAL INVESTMENTS(l)—152.44% (Cost $278,644,013)				289,722,432

FLOATING RATE NOTE OBLIGATIONS—(18.52)%

Notes with interest rates ranging from 0.14% to 0.26% at 11/30/11 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1D)(m)				(35,195,000)

OTHER ASSETS LESS LIABILITIES—(1.11)%				(2,117,608)

PREFERRED SHARES—(32.81)%				(62,350,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$190,059,824

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FTA	— Federal Transit Administration
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RB	— Revenue Bonds
Ref.	— Refunding
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Investment Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(d)	Zero coupon bonds issued at a discount.
(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,535,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(j)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $4,333,900 which represents 2.28% of the Trust’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $655,174, which represented less than 1% of the Trust’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	13.9%

National Public Finance Guarantee Corp.	13.0

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $62,489,851 are held by Dealer Trusts and serve as collateral for the $35,195,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
          Invesco Quality Municipal Investment Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Municipal Investment Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Quality Municipal Investment Trust

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$289,722,432	$—	$289,722,432

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during nine months ended November 30, 2011 was $33,758,515 and $31,749,657, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,256,416

Aggregate unrealized (depreciation) of investment securities	(1,855,896)

Net unrealized appreciation of investment securities	$11,400,520

Cost of investments for tax purposes is $278,321,912.
Invesco Quality Municipal Investment Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Quality Municipal Investment Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.